OTHER OPERATING INCOME (EXPENSES) - Summary of other operating income (expenses) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OTHER OPERATING INCOME (EXPENSES), NET
Recovered expenses and fines	R$ 3,962,150	R$ 355,415	R$ 504,877
Provisions for labor, tax and civil contingencies	(1,258,966)	(999,419)	(985,176)
Net gain (loss) on asset disposal/loss	114,853	108,767	463,602
Other operating income (expenses)	(367,115)	(187,249)	(51,977)
Total	2,450,922	(722,486)	(68,674)
Other operating income	4,077,003	464,182	968,479
Other operating expenses	R$ (1,626,081)	R$ (1,186,668)	R$ (1,037,153)